Schedule 1 - CONDENSED BALANCE SHEETS (Parenthetical) (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Condensed Financial Statements
Common stock, par or stated value per share	$ 0.000005	$ 0.000005
Common Stock, shares authorized	10,000,000,000	10,000,000,000
Common stock, shares, issued	3,608,834,920
Common stock, shares, outstanding	3,608,834,920
Class A ordinary shares
Condensed Financial Statements
Common Stock, shares authorized	8,900,000,000	8,900,000,000
Common stock, shares, issued	3,282,256,521	3,282,256,521
Common stock, shares, outstanding	2,806,929,941	2,822,868,761
Class B ordinary shares
Condensed Financial Statements
Common Stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares, issued	801,904,979	801,904,979
Common stock, shares, outstanding	801,904,979	801,904,979
Waterdrop Inc.
Condensed Financial Statements
Common stock, par or stated value per share	$ 0.000005	$ 0.000005
Common Stock, shares authorized	10,000,000,000	10,000,000,000
Waterdrop Inc. | Class A ordinary shares
Condensed Financial Statements
Common Stock, shares authorized	8,900,000,000	8,900,000,000
Common stock, shares, issued	3,282,256,521	3,282,256,521
Common stock, shares, outstanding	2,806,929,941	2,822,868,761
Waterdrop Inc. | Class B ordinary shares
Condensed Financial Statements
Common Stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares, issued	801,904,979	801,904,979
Common stock, shares, outstanding	801,904,979	801,904,979